Annual Total Returns[BarChart] - PGIM California Muni Income Fund - Z	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	11.18%	9.40%	(3.34%)	11.16%	3.38%	(0.08%)	5.55%	0.60%	7.39%	3.65%